Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31,
	2014	2015
Prepayment of advertising fees	$213,837	$209,778
Advertising deposit	355,390	196,290
Advances to suppliers	840,308	1,272,519
VAT refund receivable	139,908	68,429
Interest receivable	1,264,075	65
Prepayment of office rental	380,325	170,536
Amount due from noncontrolling shareholders (i)	2,393,645	-
Sales of cost method investment receivable (Note 11)	2,168,868	-
Amounts due from equity method investee	-	212,904
Other current assets	784,507	1,358,126
	$8,540,863	$3,488,647